SIGNIFICANT ACCOUNTING POLICIES (Details 1) - USD ($)	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Revenue	$ 68,454	$ 0
Internet information and advertising [Member]
Revenue	$ 68,454	$ 0